Series B Debentures, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Series B Debentures, Net of Current Maturities [Abstract]
Schedule of series B debentures, net of current maturities
	December 31,
	2020	2021

Series B Debentures	$118,778	$98,982
Less: Current maturities	(19,796)	(19,796)
Less: Unamortized debt discounts and issuance costs	(306)	(200)

	$98,676	$78,986